Asset Acquisition (Details 1) (CleanFutures License Agreement, USD $)	9 Months Ended
Sep. 30, 2013
CleanFutures License Agreement
Purchase price of license agreement	$ 962,000
Estimated Useful Life (years) of assets acquired	7 years